Segment and corporate information - Geographic Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment and corporate information
Revenue from external customers	€ 19,627,602	€ 19,335,909	€ 19,453,617
Non-current assets	22,207,604	24,620,509	24,242,403
Germany
Segment and corporate information
Revenue from external customers	494,574	478,962	484,238
Non-current assets	2,040,299	1,866,455	2,053,635
Rest of the World
Segment and corporate information
Revenue from external customers	19,133,028	18,856,947	18,969,379
Non-current assets	20,167,305	22,754,054	22,188,768
United States
Segment and corporate information
Revenue from external customers	14,180,803	13,667,244	13,506,250
Non-current assets	€ 17,105,345	€ 19,681,537	€ 18,932,918